Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 426.70
Total Fee Amount	426.70
Total Transaction Valuation	3,089,823.42
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A